[Letterhead of Dechert LLP]
May 2, 2008
Via Edgar
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (“Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus that would have been filed by the Registrant pursuant to Rule 497(c) under the 1933 Act do not differ from the forms of Prospectus dated April 30, 2008 included in Post-Effective Amendment No. 19, as filed electronically via EDGAR with the Commission on April 28, 2008.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva